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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2003.

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               (Please read instructions before preparing form.)
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If amended report check here: [0]

GENESIS ASSET MANAGEMENT L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


909 MONTGOMERY STREET, SUITE 500        SAN FRANCISCO         CA           94133
--------------------------------------------------------------------------------
Business Address    (Street)               (City)          (State)         (Zip)

GAIL P. SENECA                      415-486-6725                       PRESIDENT
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

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                                   ATTENTION
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 12 day of NOVEMBER, 2003.


                                             GENESIS ASSET MANAGEMENT LLC
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                  /s/ GAIL P. SENECA
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:      Name:                   13F File No.:
-----                   -------------      -----                   -------------
1.__________________       _______         6.__________________       _______

2.__________________       _______         7.__________________       _______

3.__________________       _______         8.__________________       _______

4.__________________       _______         9.__________________       _______

5.__________________       _______         10._________________       _______

                                                                 SEC 1685 (5/91)

                Copyright(C) 1992. NRS Systems, Inc. (Portions of Software Only)

Genesis Asset Management LLC
FORM 13F
Third Quarter 2003
30-Sep-03

                                                                                                        Voting Authority
                                                                                               ------------------------------------
                               Title of                Value    Shares/   Sh/  Put/  Invstmt    Other
Name of Issuer                   class     CUSIP     (x$1000)   Prn Amt   Prn  Call  Dscretn   Managers      Sole     Shared   None
------------------------------ --------  ---------   --------   --------  ---  ----  -------   --------      ----     ------   ----
Adobe Systems Inc                COM     00724F101     1,457      37,000  SH         Defined                37,000
Altera Corp                      COM     021441100     1,689      89,200  SH         Defined                89,200
Barr Labs Inc                    COM     068306109     2,250      32,980  SH         Defined                32,980
CDW Computer Centers Inc         COM     12512N105     1,601      27,790  SH         Defined                27,790
Chiron Corp                      COM     170040109     2,405      46,410  SH         Defined                46,410
Circuit City Stores Inc          COM     172737108     1,314     137,870  SH         Defined               137,870
Coca-Cola Enterprises            COM     191219104     1,770      92,860  SH         Defined                92,860
Cooper Cameron Corp              COM     216640102     1,847      39,960  SH         Defined                39,960
Corning Inc                      COM     219350105     1,741     184,840  SH         Defined               184,840
Dollar Tree Stores Inc           COM     256747106     2,327      69,370  SH         Defined                69,370
Fiserv Inc.                      COM     337738108     2,579      71,080  SH         Defined                71,080
Gilead Sciences Inc              COM     375558103     2,319      41,380  SH         Defined                41,380
Hasbro Inc.                      COM     418056107       533      28,530  SH         Defined                28,530
Infineon Technologies -ADR       COM     45662N103     2,160     167,590  SH         Defined               167,590
Ingersoll-Rand Co                COM     G4776G101     2,067      38,680  SH         Defined                38,680
Intersil Holding Corp            COM     46069S109       204       8,560  SH         Defined                 8,560
Ivax Corp                        COM     465823102     2,244     114,480  SH         Defined               114,480
Jabil Circuit Inc                COM     466313103     1,921      73,760  SH         Defined                73,760
KLA-Tencor Corporation           COM     482480100     1,783      34,560  SH         Defined                34,560
Manor Care Inc.                  COM     564055101     1,143      38,090  SH         Defined                38,090
Medimmune Inc                    COM     584699102     2,223      67,310  SH         Defined                67,310
Mohawk Industries Inc.           COM     608190104     1,451      20,350  SH         Defined                20,350
Monster Worldwide Inc.           COM     611742107     1,309      51,920  SH         Defined                51,920
National Semiconductor Corp      COM     637640103       547      16,950  SH         Defined                16,950
Network Appliance Inc            COM     64120L104     2,238     109,010  SH         Defined               109,010
New York Community Bancorp       COM     649445103     2,640      83,776  SH         Defined                83,776
Paccar Inc.                      COM     693718108     1,756      23,610  SH         Defined                23,610
Petsmart Inc                     COM     716768106     1,436      63,100  SH         Defined                63,100
Pharmaceutical Resources         COM     717125108       641       9,390  SH         Defined                 9,390
Providian Financial Corp         COM     74406a102     1,944     164,890  SH         Defined               164,890
Sanmina-SCI CORP                 COM     800907107     2,188     226,520  SH         Defined               226,520
Staples Inc                      COM     855030102     1,463      61,350  SH         Defined                61,350
Starbucks Corp                   COM     855244109     1,463      50,810  SH         Defined                50,810
Starwood Hotels & Resorts Worl   COM     85590A203       808      23,210  SH         Defined                23,210
Symantec                         COM     871503108     1,484      23,480  SH         Defined                23,480
TJX Companies Inc New            COM     872540109     1,745      89,870  SH         Defined                89,870
Taiwan Semiconductors            COM     874039100       130      12,009  SH         Defined                12,009
Verisign Inc                     COM     92343E102     1,616     120,060  SH         Defined               120,060
William Sonoma                   COM     969904101     2,142      79,400  SH         Defined                79,400
Yum! Brands Inc                  COM     988498101     1,470      49,620  SH         Defined                49,620
Zimmer Holdings Inc              COM     98956P102     1,520      27,580  SH         Defined                27,580

                                    0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED